Financial Instruments - Total Short-term and Long-term Investments (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Short-term investments
Equity securities with readily determinable fair values(a)	$ 705	$ 1,600
Available-for-sale debt securities	6,687	15,091
Held-to-maturity debt securities	1,133	1,003
Total Short-term investments	8,525	17,694
Long-term investments
Equity securities with readily determinable fair values	1,902	1,273
Available-for-sale debt securities	315	491
Held-to-maturity debt securities	42	59
Private equity securities at cost	756	763
Total Long-term investments	3,014	2,586
Equity-method investments	17,133	181
Total long-term investments and equity-method investments	20,147	2,767
Held-to-maturity cash equivalents	$ 163	$ 199